Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 65,132
Hedge accounted derivatives at beginning of year	813
Lease liabilities	667
Net partner (receivable) payable for joint operation leases at beginning of year	0
Liabilities arising from financing activities at beginning of year	66,612	$ 63,405
Effect of adjustment on adoption of IFRS 16 on finance debt	9,450
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(58)	(259)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(713)	3,145
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(180)	142
Increase through new leases, liabilities arising from financing activities	2,696	74
Increase (decrease) through other changes, liabilities arising from financing activities	119	105
Finance debt at end of year	67,724	65,132
Hedge accounted derivatives at end of year	190	813
Lease liabilities	9,722	667
Net partner (receivable) payable for joint operation leases at end of year	(158)	0
Liabilities arising from financing activities at beginning of year	77,926	66,612
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	65,132	62,574
Effect of adjustment on adoption of IFRS 16 on finance debt	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(62)	(237)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	1,671	3,540
Increase (decrease) through changes in fair values, liabilities arising from financing activities	924	(856)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	59	111
Finance debt at end of year	67,724	65,132
Debt Hedges
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	813	175
Effect of adjustment on adoption of IFRS 16 on finance debt	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2	(360)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(1,104)	998
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	479	0
Hedge accounted derivatives at end of year	190	813
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	667	656
Effect of adjustment on adoption of IFRS 16 on finance debt	9,233
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(4)	(22)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,372)	(35)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	2,614	74
Increase (decrease) through other changes, liabilities arising from financing activities	(416)	(6)
Lease liabilities	9,722	667
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	0	0
Effect of adjustment on adoption of IFRS 16 on finance debt	217
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	8	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(14)	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	82	0
Increase (decrease) through other changes, liabilities arising from financing activities	(3)	0
Net partner (receivable) payable for joint operation leases at end of year	$ 290	$ 0